Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Inventory [Table Text Block]
	September 30, 2013	December 31, 2012
Concentrate inventory	$550	$733
Material and supplies	3,582	3,779
	$4,132	$4,512

	2012	2011

Concentrate inventory	$733	$1,490
Material and supplies	3,779	3,220
	$4,512	$4,710